Derivative liabilities - Movements related to the warrants (Details)	3 Months Ended		9 Months Ended			12 Months Ended
	May 31, 2024 CAD ($)	May 31, 2023 CAD ($)	May 31, 2024 CAD ($)	May 31, 2024 USD ($)	May 31, 2023 CAD ($)	Aug. 31, 2023 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance			$ 5,558,822
Change in estimate of fair value	$ (404,444)	$ 1,551,616	5,913,484		$ 1,613,058
Closing balance	$ 8,376,440		$ 8,376,440
Warrant issued
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance				$ 5,558,822
Additions				765,733		$ 7,614,510
Effect on fair value of repricing of warrants				1,871,499
Change in estimate of fair value				(7,524,383)		(2,055,688)
Closing balance				$ 671,671		$ 5,558,822